UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 117.0%
Corporate — 5.8%
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/24 (a)	$ 1,500	$ 1,514,475
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,500	1,499,895
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16	2,000	2,034,860
New York State Energy Research &
Development Authority, Refunding RB,
Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%, 2/01/24	7,340	7,325,247
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	4,355	4,187,681
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC):
6.15%, 10/01/11	5,000	5,203,150
6.25%, 10/01/12	3,530	3,808,164
		25,573,472
County/City/Special District/School
District — 34.2%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM), 4.63%, 10/01/40	4,975	4,712,867
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	2,150	2,079,007
(FGIC), 5.00%, 2/15/47	8,250	7,977,585
(NPFGC), 4.50%, 2/15/47	14,505	13,380,137
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.52%,
3/01/39 (b)	1,380	261,151
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	800	866,304
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/31	3,500	3,174,010

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (continued)
New York City Industrial Development
Agency, RB, PILOT(concluded):
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	$ 12,740	$ 11,157,565
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	4,000	3,469,560
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	7,050	6,013,227
Yankee Stadium (FGIC), 5.00%,
3/01/46	9,500	9,016,070
Yankee Stadium (NPFGC), 5.00%,
3/01/36	3,450	3,301,926
New York City Transitional Finance
Authority, RB:
Fiscal 2008, Series S-1, 4.50%,
1/15/38	1,510	1,461,650
Fiscal 2009, Series S-1 (AGC),
5.50%, 7/15/38	4,000	4,263,520
Fiscal 2009, Series S-4 (AGC),
5.50%, 1/15/39	1,250	1,336,850
Future Tax Secured, Series C (FGIC),
5.00%, 2/01/33	10,000	10,069,200
Future Tax Secured, Series E
(NPFGC), 5.25%, 2/01/22	2,500	2,674,225
Series B (NPFGC), 5.50%,
2/01/12 (c)	1,145	1,166,045
Series B (NPFGC), 5.50%, 2/01/13	110	112,003
Series B (NPFGC), 5.50%,
2/01/13 (c)	695	707,774
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,807,075
Series S-2 (NPFGC), 4.25%,
1/15/34	4,830	4,542,132
New York City Transitional Finance
Authority, Refunding RB, Series A
(FGIC), 5.00%, 11/15/26	1,000	1,047,050
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,097,312
5.00%, 11/15/35	20,500	20,098,405
5.00%, 11/15/44	4,955	4,820,719

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
BOCES	Board of Cooperative Educational Services	PILOT	Payment in Lieu of Taxes
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	SBPA	Stand-by Bond Purchase Agreement
ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York State Dormitory Authority,
Refunding RB, School Districts
Financing Program, Series A (AGM),
5.00%, 10/01/35	$ 5,000	$ 5,061,100
Oneida-Herkimer Solid Waste
Management Authority New York,
Refunding RB (AGM), 5.50%, 4/01/13	1,800	1,981,044
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.00%, 10/15/32	14,175	14,536,179
Syracuse Industrial Development
Agency New York, RB, Carousel Center
Project, Series A, AMT (Syncora),
5.00%, 1/01/36	5,350	4,478,646
		149,670,338
Education — 12.1%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	4,050	4,022,136
Madison County Industrial Development
Agency New York, RB, Colgate
University Project, Series A (AMBAC),
5.00%, 7/01/30	4,000	4,083,560
New York City Industrial Development
Agency, Refunding RB:
Nightingale-Bamford School
(AMBAC), 5.25%, 1/15/17	1,200	1,280,868
Polytechnic University Project (ACA),
5.25%, 11/01/37	1,500	1,435,410
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-4
(AGC), 5.50%, 1/15/33	3,000	3,233,850
New York State Dormitory Authority, RB:
Mount Sinai School of Medicine,
5.13%, 7/01/39	1,000	987,390
Mount Sinai School of Medicine at
NYU (NPFGC), 5.00%, 7/01/35	5,100	5,071,185
The New School (AGM), 5.50%,
7/01/43 (d)	5,475	5,634,980
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	3,500	3,855,635
Siena College, 5.13%, 7/01/39	1,345	1,339,929
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, Series A
(AMBAC), 5.63%, 7/01/11 (c)	3,000	3,154,470
Trust for Cultural Resources, RB,
Carnegie Hall, Series A:
4.75%, 12/01/39	3,150	3,053,547
5.00%, 12/01/39	1,850	1,856,660
Trust for Cultural Resources, Refunding
RB, American Museum of Natural
History, Series A (NPFGC), 5.00%,
7/01/36	6,800	6,898,260
Westchester County Industrial
Development Agency New York, RB,
Purchase College Foundation
Housing, Series A (AMBAC), 5.75%,
12/01/31	7,000	7,000,000
		52,907,880

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health — 8.7%
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	$ 3,925	$ 4,140,954
New York City Health & Hospital Corp.,
Refunding RB, Health System,
Series A, 5.00%, 2/15/30	3,200	3,263,680
New York City Industrial Development
Agency, RB, Royal Charter, New York
Presbyterian (AGM), 5.75%,
12/15/29	7,965	8,410,243
New York State Dormitory Authority,
MRB, Montefiore Hospital (NPFGC),
5.00%, 8/01/33	1,000	1,000,300
New York State Dormitory Authority, RB:
Gustavus Adolphus Child & Family
Services, Inc., Series B (AMBAC),
5.50%, 7/01/18	1,852	1,867,075
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	5,000	5,119,800
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	1,500	1,545,675
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	4,000	4,013,120
New York State Rehabilitation
Association, Series A (CIFG), 5.25%,
7/01/19	1,180	1,212,934
New York State Rehabilitation
Association, Series A (CIFG), 5.13%,
7/01/23	1,000	1,003,910
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	1,825	1,854,401
New York State Dormitory Authority,
Refunding RB:
St. Charles Hospital &
Rehabilitation Center, Series A
(NPFGC), 5.63%, 7/01/12	3,400	3,426,894
St. Luke's Roosevelt Hospital (FHA),
4.90%, 8/15/31	1,000	1,024,410
		37,883,396
Housing — 5.1%
New York City Housing Development
Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	714,510
Series A-1-A, 5.45%, 11/01/46	1,335	1,257,810
Series C, 5.00%, 11/01/26	1,250	1,257,087
Series C, 5.05%, 11/01/36	2,000	1,850,420
Series H-1, 4.70%, 11/01/40	1,000	919,110
Series H-2-A, 5.20%, 11/01/35	835	793,601
Series H-2-A, 5.35%, 5/01/41	600	566,490
New York Mortgage Agency, RB,
Series 145, AMT, 5.13%, 10/01/37	1,000	987,720
New York Mortgage Agency,
Refunding RB:
Homeowner Mortgage, Series 67,
AMT (NPFGC), 5.70%, 10/01/17	2,140	2,142,868
Homeowner Mortgage, Series 83
(NPFGC), 5.55%, 10/01/27	2,100	2,101,239
Homeowner Mortgage, Series 97,
AMT, 5.50%, 4/01/31	805	805,644
Series 133, AMT, 4.95%, 10/01/21	685	698,330

2 BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
New York Mortgage Agency, Refunding
RB (concluded):
Series 143, AMT, 4.90%, 10/01/37	$ 950	$ 907,630
Series 143, AMT (NPFGC), 4.85%,
10/01/27	2,000	1,997,140
Series 82, AMT (NPFGC), 5.65%,
4/01/30	815	815,302
New York State HFA, RB, St. Philip's
Housing, Series A, AMT (Fannie Mae),
4.65%, 11/15/38	1,000	969,100
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	1,500	1,488,945
Yonkers Industrial Development Agency
New York, RB, Monastery Manor
Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	2,000	1,896,120
		22,169,066
State — 9.4%
New York State Dormitory Authority, RB:
Master BOCES Program Lease
(AGC), 5.00%, 8/15/28	250	259,638
Mental Health Facilities, Series B,
5.25%, 2/15/14 (c)	1,550	1,749,314
Mental Health Services Facilities
Improvement, Series B (AGM),
5.00%, 2/15/33	4,500	4,656,735
Mental Health Services Facilities,
Series C, AMT (AGM), 5.40%,
2/15/33	5,650	5,606,156
School Districts Financing Program,
Series A (AGM), 5.00%, 10/01/35	450	454,901
School Districts Financing Program,
Series C (AGM), 5.00%, 10/01/37	2,500	2,518,550
School Districts Financing Program,
Series D (NPFGC), 5.00%,
10/01/30	1,240	1,246,386
School Districts Financing Program,
Series E (NPFGC), 5.75%,
10/01/30	6,900	7,305,720
New York State Dormitory Authority,
Refunding RB, Secured Hospital,
North General Hospital (Syncora),
5.75%, 2/15/17	2,000	2,065,520
New York State Thruway Authority, RB:
Second General, Series B, 5.00%,
4/01/27	1,000	1,050,690
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,092,631
New York State Urban Development
Corp., RB (NPFGC):
Personal Income Tax, Series C-1,
5.00%, 3/15/13 (c)	3,000	3,278,760
State Personal Income Tax, State
Facilities, Series A-1, 5.00%,
3/15/29	2,000	2,028,680
		41,313,681

	Par
Municipal Bonds	(000)	Value
New York (continued)
Tobacco — 4.9%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series A-1 (AMBAC):
5.25%, 6/01/20	$ 5,000	$ 5,361,150
5.25%, 6/01/21	13,275	14,120,485
5.25%, 6/01/22	2,000	2,091,460
		21,573,095
Transportation — 24.5%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	7,370	301,303
Series A (AGC), 5.00%, 2/15/47	305	8,693,344
Series A (AGM), 5.00%, 2/15/47	8,800	7,280,676
Metropolitan Transportation
Authority, RB:
Series 2008C, 6.50%, 11/15/28	6,015	6,794,965
Transportation, Series A (NPFGC),
5.00%, 11/15/32	1,100	1,095,622
Metropolitan Transportation Authority,
Refunding RB:
Series A, 5.13%, 1/01/29	1,150	1,160,097
Series A (NPFGC), 5.25%,
11/15/31	2,500	2,522,150
Series C (AGM), 4.75%, 7/01/12 (c)	2,535	2,704,997
Transportation, Series F (NPFGC),
5.25%, 11/15/12 (c)	6,300	6,873,993
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,077,250
Series G (AGM), 4.75%, 1/01/29	1,250	1,275,750
Series G (AGM), 4.75%, 1/01/30	1,000	1,016,850
Series G (AGM), 5.00%, 1/01/32	5,225	5,329,813
Niagara Falls Bridge Commission,
Refunding RB, Bridge System,
Series A (AGC), 4.00%, 10/01/19	2,600	2,774,382
Port Authority of New York & New
Jersey, RB:
Consolidated, 116th Series, 4.13%,
9/15/32	2,685	2,548,441
Consolidated, 161st Series, 4.50%,
10/15/37	1,000	977,070
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/11	3,000	3,075,510
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/15	7,830	8,365,494
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
5.90%, 12/01/17	4,000	4,020,480
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
5.75%, 12/01/22	26,725	26,637,342
Triborough Bridge & Tunnel
Authority, RB:
Sub-Series A (NPFGC), 5.25%,
11/15/30	6,000	6,352,020
Subordinate Bonds (AMBAC),
5.00%, 11/15/28	2,465	2,526,822
		107,404,371

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

NOVEMBER 30, 2010

3

Schedule of Investments(continued)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities — 12.3%
Long Island Power Authority, RB,
Series A (AMBAC), 5.00%, 9/01/29	$ 3,000	$ 3,030,420
Long Island Power Authority,
Refunding RB:
General, Series A (AGC), 6.00%,
5/01/33	1,500	1,672,860
General, Series B (AGM), 5.00%,
12/01/35	3,500	3,545,325
Series A (AGC), 5.75%, 4/01/39	1,000	1,084,580
New York City Municipal Water Finance
Authority, RB:
Series A (AMBAC), 5.00%, 6/15/35	3,500	3,529,610
Series A (NPFGC), 5.75%, 6/15/11 (c)	23,000	23,680,800
Series DD (AGM), 4.50%, 6/15/39	2,500	2,410,400
New York City Municipal Water Finance
Authority, Refunding RB:
Fiscal 2004, Series C (NPFGC),
5.00%, 6/15/35	1,000	1,008,690
Series A (AGM), 4.25%, 6/15/39	2,200	2,038,102
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,285,462
Series F (AGM), 5.00%, 6/15/29	500	502,055
New York State Environmental Facilities
Corp., RB, Long Island Water Corp.
Project, Series A, AMT (NPFGC),
4.90%, 10/01/34	6,000	5,471,160
New York State Environmental Facilities
Corp., Refunding RB, Spring Valley
Water Co., Series B (AMBAC), 6.15%,
8/01/24	4,400	4,418,304
		53,677,768
Total Municipal Bonds in New York		512,173,067
Guam — 1.6%
Transportation — 1.1%
Guam International Airport Authority,
Refunding RB, General, Series C, AMT
(NPFGC):
5.25%, 10/01/21	3,700	3,707,326
5.25%, 10/01/22	1,050	1,051,354
		4,758,680
Utilities — 0.5%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	2,400	2,317,344
Total Municipal Bonds in Guam		7,076,024
Puerto Rico — 18.2%
County/City/Special District/School
District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	1,905	1,875,892
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.77%, 8/01/41 (b)	11,000	1,586,200
		3,462,092
Housing — 0.7%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%, 12/01/27	3,000	3,034,350

	Par
Municipal Bonds	(000)	Value
Puerto Rico (continued)
State — 7.5%
Commonwealth of Puerto Rico, GO,
Refunding:
Public Improvement, Series A
(NPFGC), 5.50%, 7/01/20	$ 1,970	$ 2,095,903
Public Improvement, Series A
(NPFGC), 5.50%, 7/01/21	3,000	3,175,110
Public Improvement, Series A-4
(AGM), 5.25%, 7/01/30	1,400	1,428,504
Sub-Series C-7 (NPFGC), 6.00%,
7/01/27	2,000	2,110,680
Sub-Series C-7 (NPFGC), 6.00%,
7/01/28	4,000	4,195,720
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.66%, 7/01/34	9,300	1,942,119
(AMBAC), 4.67%, 7/01/37	2,200	364,628
(FGIC), 4.62%, 7/01/31	10,280	2,720,499
(FGIC), 4.66%, 7/01/33	5,500	1,246,355
Puerto Rico Convention Center
Authority, RB, Series A (AMBAC),
5.00%, 7/01/31	3,270	3,151,789
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM):
5.50%, 7/01/31	4,000	4,239,160
5.25%, 7/01/32	2,000	2,044,180
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,622,325
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	1,000	1,031,570
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
6.00%, 8/01/43 (b)	3,500	438,935
		32,807,477
Transportation — 6.6%
Puerto Rico Highway & Transportation
Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	5,025	5,592,121
Subordinate (FGIC), 5.25%,
7/01/17	4,800	4,928,160
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	2,100	2,117,472
Series CC (AGM), 5.25%, 7/01/33	1,000	1,017,240
Series CC (AGM), 5.25%, 7/01/34	870	880,571
Series CC (AGM), 5.25%, 7/01/36	3,750	3,786,788
Series D, 5.75%, 7/01/12 (c)	10,000	10,783,500
		29,105,852
Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (AGC),
5.13%, 7/01/47	9,425	9,452,804
Puerto Rico Electric Power Authority, RB,
Series NN, 5.13%, 7/01/13 (c)	940	1,045,383

4 BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	$ 1,000	$ 1,012,200
		11,510,387
Total Municipal Bonds in Puerto Rico		79,920,158
Total Municipal Bonds – 136.8%		599,169,249
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New York — 31.5%
County/City/Special District/School
District — 7.7%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,800	7,234,996
Sub-Series C-3 (AGC), 5.75%,
8/15/28	10,000	11,124,800
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	5,000	5,508,150
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC):
5.25%, 10/15/27	4,750	5,038,847
5.00%, 10/15/32	4,750	5,038,848
		33,945,641
Education — 1.3%
New York State Dormitory Authority, RB,
New York University, Series A, 5.00%,
7/01/38	5,498	5,588,413
State — 1.2%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	5,000	5,312,000
Transportation — 19.7%
Metropolitan Transportation Authority,
RB, Series A (NPFGC), 5.00%,
11/15/31	7,002	7,208,733
Metropolitan Transportation Authority,
Refunding RB, Series A (AGM):
5.00%, 11/15/30	5,010	5,018,216
5.75%, 11/15/32	29,000	29,655,690
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	12,000	12,240,720
New York State Thruway Authority,
Refunding RB, Series H (AGM), 5.00%,
1/01/37	8,500	8,595,625
Port Authority of New York & New
Jersey, RB, Consolidated, 155th
Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,537,025
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC):
5.25%, 11/15/23	12,000	12,599,160
5.00%, 11/15/32	8,309	8,430,960
		86,286,129
Utilities — 1.6%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	4,004	4,347,742

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance
Authority, RB (concluded):
Series FF-2, 5.50%, 6/15/40	$ 2,399	$ 2,571,438
		6,919,180
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 31.5%		138,051,364
Total Long-Term Investments
(Cost – $735,950,352) – 168.3%		737,220,613
Short-Term Securities
New York — 0.1%
City of New York New York, GO,
VRDN, Sub-Series A-6 (AGM
Insurance, Dexia Credit Local
SBPA), 0.30%, 11/01/26 (f)	375	375,000
	Shares
Money Market Fund — 2.9%
BIF New York Municipal Money
Fund, 0.37% (g)(h)	12,650,439	12,650,439
Total Short-Term Securities
(Cost – $13,025,439) – 3.0%		13,025,439
Total Investments (Cost – $748,975,791*) – 171.3%		750,246,052
Other Assets Less Liabilities – 0.7%		3,036,988
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (16.4)%		(71,753,032)
Preferred Shares, at Redemption Value – (55.6)%		(243,639,871)
Net Assets Applicable to Common Shares – 100.0%		$ 437,890,137

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 677,263,192
Gross unrealized appreciation	$ 16,845,933
Gross unrealized depreciation	(15,575,673)
Net unrealized appreciation $ 1,270,260

(a) Variable rate security. Rate shown is as of report date.

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities	$ 5,634,980	$ 281,908

(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

NOVEMBER 30, 2010

5

Schedule of Investments (concluded)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

______________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BIF New York
Municipal
Money Fund	8,738,117	3,912,322	12,650,439	$ 1,528

(h) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3 Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $737,220,613		— $ 737,220,613
Short-Term
Securities	$ 12,650,439	375,000	—	13,025,439
Total	$ 12,650,439 $737,595,613		— $ 750,246,052

1 See above Schedule of Investments for values in each sector.

6 BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 26, 2011